Cover Page	6 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2022
Entity Registrant Name	ORIX Corporation
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	Q2